Initial Public Offering	0 Months Ended
Apr. 15, 2013
Initial Public Offering
Initial Public Offering	Note 4—Initial Public Offering The Trust intends to offer for sale up to $100,000,000 in common shares through the filing of a registration statement on Form S-11.